Voya MidCap Opportunities Portfolio Expense Example - Voya MidCap Opportunities Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 127
Expense Example, with Redemption, 3 Years	439
Expense Example, with Redemption, 5 Years	773
Expense Example, with Redemption, 10 Years	1,718
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,148
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	253
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	996
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	361
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,437
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	408
Expense Example, with Redemption, 5 Years	720
Expense Example, with Redemption, 10 Years	$ 1,606